NATURE OF OPERATIONS AND BASIS OF PRESENTATION (Details) - Schedule of Business Acquisitions, by Acquisition	12 Months Ended
Dec. 31, 2017 USD ($)
DDDigital Inc.
Cash (paid in December 2016)	$ 60,000
Shares of the Company’s common stock	2,883,220
Liabilities assumed	40,140
Total purchase price	2,983,360
Odava
Cash (paid in December 2016)	40,570
Shares of the Company’s common stock	1,966,250
Liabilities assumed
Total purchase price	$ 2,006,820